Customers and Other Financing and Non-Financing Accounts Receivables	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivables	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING RECEIVABLES
As of June 30, 2025 and December 31, 2024, accounts receivable and other receivables were as follows:
A.    Customers

	June 30,		December 31,
	2025		2024
Domestic customers	Ps.	92,617,290	Ps.	86,225,287
Export customers	27,340,368		40,507,888
Total customers, net (1)	Ps.	119,957,658	Ps.	126,733,175

(1) As of June 30, 2025 and December 31, 2024, total customers include impairment of Ps.(27,341,108) and Ps. (24,396,666), respectively. For the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024, the impairment charge was Ps.(2,944,442) and Ps. (15,438,558), respectively.
B.    Other financing and non-financing receivables

	June 30,		December 31,
	2025		2024
Other financing receivables:
Sundry debtors (1)	Ps.	40,441,699	Ps.	26,789,620
Employees and officers	5,831,951		5,541,324
Total other financing receivables	Ps.	46,273,650	Ps.	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	Ps.	34,559,264	Ps.	63,432,179
Special Tax on Production and Services	11,958,400		6,135,511
Other accounts receivable	5,204,298		4,965,223
Total other non-financing receivables	Ps.	51,721,962	Ps.	74,532,913
(1)Includes Ps.(976,833) and Ps. (788,453) of impairment, as of June 30, 2025 and December 31, 2024, respectively.